(SUPER CORE FUND LOGO)

                                  SEMI-ANNUAL
                                     REPORT

                                 APRIL 30, 2001

SUPER CORE FUND

May 2001

Dear Fellow Shareholder,

Super Core Fund has declined 20.7% for Class A shares and 20.9% for Class C shares based on NAV since inception December 29, 2000 through April 30, 2001. The Fund was started in the latter stages of one of the three worst market downturns since the Civil War to put the recent investment climate in perspective. Unlike most of the past two decades, big stocks have fared worse than small stocks over the past four months which, needless to say, has hurt performance.

Super Core Fund is a unique alternative to the some 300 index funds that all invest in a single index. The Fund uses a focus approach (just 20 stocks) and selects the five largest by market cap each year in four indexes: S&P 500, S&P MidCap, S&P Small Cap, and NASDAQ Composite indexes. The Fund can also be viewed as a core growth fund using a focus approach because the underlying stocks tend to have rapid sales and earnings growth rates.

In some respects, the 2000-2001 bear market was worse than the 1973-74 bear market which witnessed a peak to bottom decline of 48.4% for the S&P 500 Index and 59.9% for the NASDAQ Composite Index. During 1973-74, the economy faced serious problems with high oil prices, high inflation, and an extended recession. In the most recent bear market, inflation has remained tame and the record-setting expansion which commenced in 1991 still continues despite the sharp contraction in manufacturing activity.

A recession is unlikely to occur this time around with an aggressive rate cutting stance by the Federal Reserve and the work-off of $7.1 billion in manufacturer's inventories. What came as a surprise in the release of first quarter GDP data was that real growth increased 2.0% and came in above the most optimistic forecast by any economist. It also marked an acceleration from the rate of growth in the fourth quarter.

The stock market seems to have overreacted to a softer economy that has managed to avoid recession. The decline by the NASDAQ Composite starting on March 10, 2000 to its low point on April 4, 2001 was 68.4% and the worst in its history. By our count, 33 mutual funds declined more than the worst performing mutual fund during the 1973-74 period. In our opinion, the reason for such severe declines in the NASDAQ and many mutual funds is related to growing stock market volatility.

The Federal Reserve Board has cut the Fed Funds rate three times since January 3rd. The stock market in response to all series of three rate cuts since World War II has gained 24% on average in the next 12 months after a third rate cut. The S&P 500 has just recorded four straight quarters of losses. This has only happened three times before in the post-war period. After the three prior instances, the S&P 500 rebounded between 25-32% in the next 12-month period.

We think that the bear market ended on April 4th based on our research which confirms a market bottom according to a measurement device that has proven highly accurate for all bear market bottoms since World War II. Many shareholders who purchased Super Core Fund at higher levels this year may want to consider averaging down. This may take courage for some shareholders that are underwater, but it should be kept in mind that your portfolio manager has 33 years of experience in the investment business and has been through environments like this before.

Shareholders with questions may feel free to call me at (800) 307-4880. We thank you as shareholders for your confidence in Super Core Fund.

Sincerely,

/s/Robert Zuccaro

Robert Zuccaro, CFA
President

SUPER CORE FUND
STATEMENT OF ASSETS AND LIABILITIES - APRIL 30, 2001 (UNAUDITED)

ASSETS:
   Investments, at value (cost $18,754,341)                        $16,825,405
   Receivable from Advisor                                               8,234
   Capital shares sold                                                  31,276
   Dividends and interest receivable                                     1,736
   Other assets                                                         24,975
                                                                   -----------
   Total Assets                                                     16,891,626
                                                                   -----------

LIABILITIES:
   Loan payable                                                      1,300,000
   Payable for securities purchased                                  1,438,848
   Capital shares redeemed                                               4,677
   Accrued expenses and other liabilities                               40,990
                                                                   -----------
   Total Liabilities                                                 2,784,515
                                                                   -----------
                                                                   $14,107,111
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
   Capital stock                                                   $17,453,058
   Accumulated undistributed net
     realized loss on investments sold                              (1,417,011)
   Net unrealized depreciation on investments                       (1,928,936)
                                                                   -----------
   Total Net Assets                                                $14,107,111
                                                                   -----------
                                                                   -----------

CLASS A SHARES:
   Net assets                                                      $11,081,072
   Shares of beneficial interest outstanding
     (500,000,000 shares of $.01 par value authorized)               1,397,818
   Net asset value and redemption price per share                        $7.93
                                                                   -----------
                                                                   -----------
   Maximum offering price per share (100/94.75 of $34.82)                $8.37
                                                                   -----------
                                                                   -----------

CLASS C SHARES:
   Net assets                                                     $  3,026,039
   Shares of beneficial interest outstanding
     (500,000,000 shares of $.01 par value authorized)                 382,347
   Net asset value and redemption price per share                        $7.91
                                                                   -----------
                                                                   -----------
   Maximum offering price per share (100/99 of $34.57)                   $7.99
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENT OF OPERATIONS - FOR THE PERIOD DECEMBER 29, 2000(1)<F1> TO APRIL 30, 2001 (UNAUDITED)

INVESTMENT INCOME:
   Interest income                                                 $    10,401
   Dividend income                                                      22,175
                                                                   -----------
   Total investment income                                              32,576
                                                                   -----------

EXPENSES:
   Investment advisory fee                                              36,757
   Administration fee                                                   13,970
   Shareholder servicing and accounting costs                           25,170
   Custody fees                                                         17,153
   Federal and state registration                                        9,555
   Professional fees                                                    10,758
   Reports to shareholders                                               1,520
   Directors' fees and expenses                                            944
   Organizational expense                                               22,051
   Distribution expense - Class A shares                                10,719
   Distribution expense - Class C shares                                10,215
   Other                                                                   300
                                                                   -----------
   Total operating expenses before
     reimbursement and interest expense                                159,112
   Less:  Reimbursement from Advisor                                   (91,211)
                                                                   -----------
   Total operating expenses before interest expense                     67,901
   Interest expense                                                      9,111
                                                                   -----------
   Total expenses                                                       77,012
                                                                   -----------
NET INVESTMENT LOSS                                                    (44,436)
                                                                   -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss on investment transactions                     (1,417,011)
   Change in unrealized appreciation (depreciation) on investments  (1,928,936)
                                                                   -----------
   Net realized and unrealized loss on investments                  (3,345,947)
                                                                   -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(3,390,383)
                                                                   -----------
                                                                   -----------

(1)<F1>  Commencement of operations.

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENT OF CASH FLOWS - FOR THE PERIOD DECEMBER 29, 2000(1)<F2> TO APRIL 30, 2001 (UNAUDITED)

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:

Sales of capital shares                              $ 18,662,239
Repurchases of capital shares                          (1,164,745)
Net change in receivables/payables related to
  capital share transactions                              (26,599)
                                                     ------------

Cash provided by capital share transactions            17,470,895
Cash provided by borrowings                             1,300,000
                                                     ------------
                                                                  $ 18,770,895
                                                                  ------------

CASH PROVIDED (USED) BY OPERATIONS:

Purchases of investments                              (23,278,750)
Proceeds from sales of investments                      4,546,246
                                                     ------------
                                                      (18,732,504)
                                                     ------------

Net investment loss                                       (44,436)
Net change in receivables/payables
  related to operations                                     6,045
                                                     ------------
                                                          (38,391)
                                                     ------------
                                                                   (18,770,895)
                                                                  ------------

Net increase in cash                                                         0
Cash, beginning of year                                                      0
                                                                  ------------
Cash, end of year                                                 $          0
                                                                  ------------
                                                                  ------------

Supplemental Information:
  Cash paid for interest                                   $6,524

(1)<F2>  Commencement of operations.

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                           For the Period
                                                      December 29, 2000 (1)<F3>
                                                          to April 30, 2001
                                                      -------------------------
                                                             (Unaudited)
OPERATIONS:
   Net investment loss                                      $   (44,436)
   Net realized loss on investment transactions              (1,417,011)
   Change in unrealized appreciation
     (depreciation) on investments                           (1,928,936)
                                                            -----------
   Net decrease in net assets resulting from operations      (3,390,383)
                                                            -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                 18,662,239
   Cost of shares redeemed                                   (1,164,745)
                                                            -----------
   Net increase in net assets resulting
     from capital share transactions                         17,497,494
                                                            -----------

TOTAL INCREASE IN NET ASSETS                                 14,107,111

NET ASSETS:
   Beginning of period                                               --
                                                            -----------
   End of period                                            $14,107,111
                                                            -----------
                                                            -----------

(1)<F3>  Commencement of operations.

                     See notes to the financial statements.

SUPER CORE FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                                                               Class A Shares                 Class C Shares
                                                                         December 29, 2000 (1)<F4>       December 29, 2000 (1)<F4>
                                                                                  through                         through
                                                                               April 30, 2001                 April 30, 2001
                                                                         -------------------------       -------------------------
                                                                                (Unaudited)                     (Unaudited)
Per Share Data:
Net asset value, beginning of period                                               $10.00                         $10.00
                                                                                   ------                         ------

Income from investment operations:
  Net investment loss (2)<F5> (3)<F6>                                               (0.02)                         (0.04)
  Net realized and unrealized gains (losses) on investments                         (2.05)                         (2.05)
                                                                                   ------                         ------
  Total from investment operations                                                  (2.07)                         (2.09)
                                                                                   ------                         ------
Net asset value, end of period                                                     $ 7.93                         $ 7.91
                                                                                   ------                         ------
                                                                                   ------                         ------

Total return (4)<F7> (5)<F8>                                                       (20.70)%                       (20.90)%

Supplemental data and ratios:
  Net assets, end of period (000's)                                               $11,081                         $3,026
  Ratio of operating expenses to average net assets (6)<F9>                          1.50%                          2.15%
  Ratio of interest expense to average net assets                                    0.22%                          0.22%
  Ratio of net investment loss to average net assets (6)<F9>                        (0.71)%                        (1.36)%
  Portfolio turnover rate (7)<F10>                                                  48.11%                         48.11%

(1)<F4>   Commencement of operations.
(2)<F5> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F6> Net investment loss before interest expense for the period ending April 30, 2001 for the Class A and Class C Shares was $(0.02) and $(0.04), respectively.
(4)<F7> The total return does not reflect the 5.25% and 1.00% front-end sales charge for the Class A and Class C Shares, respectively.
(5)<F8>   Not annualized.
(6)<F9> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the Class A and Class C Shares for the period ended April 30, 2001 would have been 3.96% and 4.61%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the Class A and Class C Shares for the period ended April 30, 2001 would have been (3.16)% and (3.81)%, respectively.
(7)<F10> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

SUPER CORE FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)

  Shares                                                              Value
  ------                                                              -----
             COMMON STOCKS - 119.1%

             BUSINESS SERVICES AND SUPPLIES - 11.7%
    16,448   Cintas Corporation                                    $   720,587
    19,893   Concord EFS, Inc. *<F11>                                  926,019
                                                                   -----------
                                                                     1,646,606
                                                                   -----------

             COMPUTERS - 3.8%
    31,126   Sun Microsystems, Inc. *<F11>                             532,877
                                                                   -----------

             DIVERSIFIED - 6.4%
    18,457   General Electric Company                                  895,718
                                                                   -----------

             FINANCE - 5.9%
    17,058   Citigroup Inc.                                            838,401
                                                                   -----------

             FINANCIAL SERVICES - 6.5%
    28,159   Eaton Vance Corp.                                         909,536
                                                                   -----------

             HEALTH CARE SERVICES & SUPPLIES - 2.0%
     2,523   Genzyme Corporation *<F11>                                274,931
                                                                   -----------

             INSURANCE - 3.9%
    23,786   Fidelity National Financial, Inc.                         556,830
                                                                   -----------

             INTERNET SERVICES - 3.5%
    15,611   RSA Security Inc. *<F11>                                  499,552
                                                                   -----------

             NETWORKING PRODUCTS - 2.9%
    24,211   Cisco Systems, Inc. *<F11>                                411,103
                                                                   -----------

             OIL - 6.7%
    10,598   Exxon Mobil Corporation                                   938,983
                                                                   -----------

             PHARMACEUTICALS - 12.5%
    14,358   Cephalon, Inc. *<F11>                                     914,605
    19,550   Pfizer Inc.                                               846,515
                                                                   -----------
                                                                     1,761,120
                                                                   -----------

             SEMICONDUCTORS - 16.3%
    28,373   Intel Corporation                                         877,009
    19,500   Semiconductor HOLDRs Trust                              1,000,350
    12,384   Vitesse Semiconductor Corporation *<F11>                  419,818
                                                                   -----------
                                                                     2,297,177
                                                                   -----------

             SOFTWARE - 16.7%
    10,405   Electronic Arts Inc. *<F11>                               589,131
    19,224   Microsoft Corporation *<F11>                            1,302,426
    29,001   Oracle Corporation *<F11>                                 468,656
                                                                   -----------
                                                                     2,360,213
                                                                   -----------

             TELECOMMUNICATIONS - 3.5%
    77,714   Telefonaktiebolaget LM Ericsson AB - ADR                  499,701
                                                                   -----------

             TEXTILES & APPAREL - 4.4%
    12,631   The Timberland Company - Class A *<F11>                   622,961
                                                                   -----------

             UNIT INVESTMENT TRUST - 12.4%
    38,000   Nasdaq - 100 Shares *<F11>                              1,753,700
                                                                   -----------
             TOTAL COMMON STOCKS (Cost $18,728,345)                 16,799,409
                                                                   -----------

Principal
  Amount
  ------
             SHORT-TERM INVESTMENTS - 0.2%

             VARIABLE RATE DEMAND NOTES#<F12> - 0.2%
   $25,996   Sara Lee Corporation, 4.0713%                              25,996
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS (Cost $25,996)                25,996
                                                                   -----------
             TOTAL INVESTMENTS - (COST $18,754,341) - 119.3%        16,825,405

             Liabilities, less Other Assets - (19.3)%               (2,718,294)
                                                                   -----------
             TOTAL NET ASSETS - 100.0%                             $14,107,111
                                                                   -----------
                                                                   -----------

    ADR   - American Depository Receipt
 *<F11>   Non-income producing security.
 #<F12> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2001.

                     See notes to the financial statements.

SUPER CORE FUND
NOTES TO THE FINANCIAL STATEMENTS - APRIL 30, 2001 (UNAUDITED)

1.   ORGANIZATION

     The Grand Prix Funds, Inc. (the "Corporation") was incorporated on October 30, 1997 as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Corporation is authorized to issue its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Corporation currently offers two series of shares: The Super Core Fund (the "Fund") and the Grand Prix Fund (collectively the "Funds"). The shares of common stock of the Fund are further divided into two classes:Class A and Class C. Each class of shares has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares. The Fund commenced investment operations on December 29, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     (a) Investment Valuation - Securities are stated at value. Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Target Investors (the "Advisor") pursuant to guidelines established by the Board of Directors.

     (b) Organization Costs - Organization costs of the Fund have been expensed as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to voluntarily reimburse the Fund for these expenses, subject to potential recovery (see Note 6).

     (c) Federal Income and Excise Taxes - The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

     (d) Distribution to Shareholders - Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

     (e) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts are amortized over the life of the security.

3.   SHARES OF COMMON STOCK

     Transactions in shares of common stock were as follows:

PERIOD ENDED APRIL 30, 2001

                                                        $             Shares
                                                        -             ------
CLASS A SHARES:
   Shares sold                                     $14,098,038       1,453,656
   Shares issued to
     holders in
     reinvestment
     of dividends                                           --              --
   Shares redeemed                                    (485,532)        (55,838)
                                                   -----------       ---------
   Net increase                                    $13,612,506       1,397,818
                                                   -----------

   SHARES OUTSTANDING:
   Beginning of period                                                      --
                                                                     ---------
   End of period                                                     1,397,818
                                                                     ---------
                                                                     ---------

CLASS C SHARES:
   Shares sold                                     $ 4,564,201         469,728
   Shares issued to
     holders in
     reinvestment
     of dividends                                           --              --
   Shares redeemed                                    (679,213)        (87,381)
                                                   -----------       ---------
   Net increase                                    $ 3,884,988         382,347
                                                   -----------

   SHARES OUTSTANDING:
   Beginning of period                                                      --
                                                                     ---------
   End of period                                                       382,347
                                                                     ---------
                                                                     ---------
   TOTAL INCREASE                                  $17,497,494
                                                   -----------
                                                   -----------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the period ended April 30, 2001 are summarized below. There were no purchases or sales of long-term U.S. government securities.

     Purchases                         $24,691,601
     Sales                             $ 4,546,245

     At April 30, 2001, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $19,195,403 were as follows:

     Unrealized appreciation           $   694,089
     Unrealized depreciation            (3,064,087)
                                       -----------
     Net unrealized depreciation
       on investments                  $(2,369,998)
                                       -----------
                                       -----------

5.   CREDIT FACILITY

     Firstar Bank, N.A. (the "Bank") has made available to the Fund a credit facility pursuant to a Loan and Security Agreement ("Agreement") dated February 1, 2001 for the purpose of purchasing portfolio securities. For the period ended April 30, 2001, the interest rate on the outstanding principal amount was the Bank's Prime Rate minus 1.50% (weighted average rate of 6.83% during the period ended April 30, 2001). Advances are collateralized by a first lien against the Fund's assets. During the period ended April 30, 2001, the Fund had an outstanding average daily balance of $388,925. The maximum amount outstanding during the period ended April 30, 2001, was $2,003,598. Interest expense amounted to $9,111 for the period ended April 30, 2001. At April 30, 2001, the Fund had a loan payable balance of $1,300,000.

6.   INVESTMENT ADVISOR

     The Fund has an agreement with the Advisor, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Advisor is compensated at an annual rate of 0.90% of average daily net assets of the Fund. The Advisor agreed to waive its investment advisory fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's Class A and Class C total operating expenses for the period ended April 30, 2001 did not exceed 1.50% and 2.15%, respectively. The Advisor may recover from the Fund the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such cap on expenses.

7.   SERVICE AND DISTRIBUTION PLAN

     The Fund has adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.35% of the Fund's average daily net assets for the Class A shares and up to 1.00% for the Class C shares. The currently approved rate is 0.35% and 1.00% of average daily assets for the Class A and Class C shares, respectively. Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $10,719 for the Class A Shares and $10,215 for the Class C Shares pursuant to the Plans for the period ended April 30, 2001.

     This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Super Core Fund is distributed by T.O. Richardson Securities, Inc., a member of the NASD.

GRAND PRIX FUNDS
P.O. BOX 701
MILWAUKEE, WI 53201

FUND INFORMATION         800 307-4880
ACCOUNT INFORMATION      800 432-4741

WWW.GRANDPRIXFUNDS.COM